Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 79
Effect of one percentage-point decrease on service and interest cost components	(67)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	796
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (707)